Offerings - Offering: 1	Aug. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	25,148,970
Proposed Maximum Offering Price per Unit	5.45
Maximum Aggregate Offering Price	$ 137,061,887.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,928.25
Offering Note	All of the shares of Common Stock offered hereby are for the account of the Selling Stockholders named in this registration statement. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional shares of Common Stock which become issuable by reason of any share dividend, share split, recapitalization or any other similar transaction without receipt of consideration which results in an increase in the number of shares of Common Stock outstanding.

Represents an aggregate of 25,148,970 shares of Common Stock, consisting of: (i) 437,421 shares of Common Stock (the “Merger Common Shares”) issued by the Company to the former stockholders of Azora Therapeutics, Inc. (“Azora”); (ii) 12,930,601 shares of Common Stock issuable upon conversion of 12,930.601 shares of the Company’s Series A Non-Voting Convertible Preferred Stock issued by the Company to the former stockholders of Azora; (iii) up to 9,749,345 shares of Common Stock issuable upon exercise of pre-funded warrants (the “Initial Closing Pre-Funded Warrants”) that the Company issued to investors (the “PIPE Investors”) in a private placement transaction (the “PIPE”) on June 12, 2026 in connection with the initial closing (the “Initial Closing”) of the PIPE, and (ii) up to 2,031,603 shares of Common Stock issuable upon exercise of Initial Closing Pre-Funded Warrants that the Company issued to noteholders (the “Former Azora Noteholders”) of Azora on June 11, 2026 in exchange for the retirement of the notes held by the Former Azora Noteholders in the principal amount of $5,500,000.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act on the basis of the average of the high and low sales prices per share of the Common Stock on Nasdaq on August 24, 2026, which was approximately $5.45 per share.